INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Cost	$ 4,875	$ 8,258
Accumulated amortization	4,812	3,797
Amortized cost	63	4,461
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,170	2,170
Accumulated amortization	2,170	2,045
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,015	1,015
Accumulated amortization	1,015	1,001
Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	229	229
Accumulated amortization	166	146
Capitalized developed costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	791	411
Video technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,433	4,433
Accumulated amortization	1,461	605
Video technology and capitalized development cost impairment [Member]
Finite-Lived Intangible Assets [Line Items]
Cost
Impairment	$ (3,763)